Employee benefit plans - Defined benefit pension plans (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018
Defined benefit pension plans
Company contribution to plan	€ 820,000	€ 504,051.092659148
Expected funding for next fiscal year	€ 176,000	545,871.707134985
Defined Benefit Pension Plans
Defined benefit pension plans
Company contribution to plan		504,051.092659148
Expected funding for next fiscal year		€ 545,871.707134985